The Fair Value Option - Schedule of Fair Value Option (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net increase (decrease) in fair value of loans at fair value	$ 11,904	$ (41,160)	$ 15,093
Loans Receivable and Written Loan Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net increase (decrease) in fair value of loans at fair value	11,904	(41,160)	15,093
Noninterest income | Loans Receivable and Written Loan Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net increase (decrease) in fair value of loans at fair value	$ 11,904	$ (41,160)	$ 15,093